SIGNIFICANT TRANSACTIONS - Acquisition of Tabletki (Narrative) (Details) - Tabletki Group - USD ($) $ in Millions		8 Months Ended	9 Months Ended
	Feb. 10, 2026	Sep. 30, 2026	Sep. 30, 2026
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Purchase consideration	$ 161
JSC Kyivstar
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Purchase consideration	$ 161
Customer-related intangible assets recognised as of acquisition date	61
Intangible assets	79
Other current assets	1
Other current liabilities	3
Revenue of acquiree since acquisition date		$ 21
Profit (loss) of acquiree since acquisition date		$ 13
Revenue of combined entity as if combination occurred at beginning of period			$ 24
Profit (loss) of combined entity as if combination occurred at beginning of period			15
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination	$ 1
JSC Kyivstar | Purchase Consideration
Disclosure of detailed information about business combination [line items]
Measurement period adjustment			1
JSC Kyivstar | Software | Internally generated
Disclosure of detailed information about business combination [line items]
Measurement period adjustment			$ 2
JSC Kyivstar | Customer relationship
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, intangible assets other than goodwill	12 years
JSC Kyivstar | Brands and trademarks
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, intangible assets other than goodwill	10 years
Intangible assets	$ 12
JSC Kyivstar | Software
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, intangible assets other than goodwill	7 years
Technology-based intangible assets recognised as of acquisition date	$ 6